Share-Based Compensation - Summary of Share Based Compensation Expense Recognized Related To Share Options Granted And Ordinary Shares (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Share-Based Compensation
Share-based Payment Arrangement, Noncash Expense	¥ 86,872	$ 11,901	¥ 133,869	¥ 112,026
Sales and marketing expenses
Share-Based Compensation
Share-based Payment Arrangement, Noncash Expense	6,825		35,352	16,120
General and administrative expenses
Share-Based Compensation
Share-based Payment Arrangement, Noncash Expense	69,245		85,335	80,448
Research and development expenses
Share-Based Compensation
Share-based Payment Arrangement, Noncash Expense	¥ 10,802		¥ 13,182	¥ 15,458